Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Item]
Less: accumulated depreciation	$ (227,149)	$ (224,684)
Total property and equipment, net	1,025	2,228
Furniture and fixture [Member]
Schedule of Property and Equipment, Net [Line Item]
Property and equipment, gross	117,710	117,059
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Item]
Property and equipment, gross	27,671	27,518
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Item]
Property and equipment, gross	$ 82,793	$ 82,335